Condensed Consolidated Statements of Changes in Total Equity - EUR (€) € in Millions	Total	Capital	Share premium	Equity instruments issued (not capital)	Other equity instruments	Accumulated retained earnings	Revaluation reserves	Other reserves	(-) Own shares	Profit Attributable to shareholders of the parent	(-) Interim dividends	Other comprehensive income	Other comprehensive income non-controlling interests	Other elements, non-controlling interest
Equity at beginning of period at Dec. 31, 2018	€ 107,361	€ 8,118	€ 50,993	€ 565	€ 234	€ 56,756	€ 0	€ (3,567)	€ (59)	€ 7,810	€ (2,237)	€ (22,141)	€ (1,292)	€ 12,181
Total recognized income and expense	4,973									3,231		748	143	851
Other changes in equity	(1,958)			16	(79)	4,293		(135)	47	(7,810)	2,237			(527)
Dividends	(1,647)					(1,055)								(592)
Purchase of equity instruments	(522)								(522)
Disposal of equity instruments	563							(6)	569
Transfers between equity items						5,348		225		(7,810)	2,237
Increases or ( ) decreases due to business combinations	81													81
Share-based payment	(77)				(77)
Other increases or ( ) decreases of the equity	(356)			16	(2)			(354)						(16)
Equity at end of period at Jun. 30, 2019	109,985	8,118	50,993	581	155	61,049	0	(2,109)	(12)	3,231	0	(23,377)	(1,149)	12,505
Equity at beginning of period at Dec. 31, 2019	110,659	8,309	52,446	598	146	61,028	0	(3,110)	(31)	6,515	(1,662)	(24,168)	(982)	11,570
Total recognized income and expense	(17,522)									(10,798)		(6,469)	(715)	460
Other changes in equity	(1,278)			13	26	6,566		(598)	(34)	(6,515)				(736)
Dividends	(279)													(279)
Purchase of equity instruments	(454)								(454)
Disposal of equity instruments	421							1	420
Transfers between equity items						6,566		(51)		(6,515)
Increases or ( ) decreases due to business combinations	4													4
Share-based payment	(56)				(56)
Other increases or ( ) decreases of the equity	(914)			13	82			(548)						(461)
Equity at end of period at Jun. 30, 2020	€ 91,859	€ 8,309	€ 52,446	€ 611	€ 172	€ 67,594	€ 0	€ (3,708)	€ (65)	€ (10,798)	€ (1,662)	€ (30,637)	€ (1,697)	€ 11,294